Mining assets	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Mining assets

7.	Mining assets

	Note	Plant and Equipment	Mineral Property Acquisition and Development Costs	Exploration and Evaluation Projects	Total
Cost
Balance at December 31, 2024		$76,289	$161,957	$8,592	$246,838
Additions		40,134	20,836	144	61,114
Acquisitions	14	-	-	13,885	13,885
Change in restoration provisions	12	-	(3,884)	250	(3,634)
Asset disposals		(4,977)	-	(37)	(5,014)
Translation adjustment		(260)	614	668	1,022
Balance at December 31, 2025		111,186	179,523	23,502	314,211
Additions		45,489	26,936	1,130	73,555
Change in restoration provisions	12	-	(1,547)	7	(1,540)
Asset disposals		(1,102)	-	-	(1,102)
Translation adjustment		12,042	17,173	401	29,616
Balance at September 30, 2026		$167,615	$222,085	$25,040	$414,740

Accumulated Amortization
Balance at December 31, 2024		$10,190	$34,782	$-	$44,972
Amortization		1,515	441	-	1,956
Asset disposals		(3,872)	-	-	(3,872)
Translation adjustment		695	4,021	-	4,716
Balance at December 31, 2025		8,528	39,244	-	47,772
Amortization		1,065	50	-	1,115
Asset disposals		(256)	-	-	(256)
Translation adjustment		423	(17)	-	406
Balance at September 30, 2026		$9,760	$39,277	$-	$49,037

Carrying Value
Balance at December 31, 2025		$102,658	$140,279	$23,502	$266,439
Balance at September 30, 2026		$157,855	$182,808	$25,040	$365,703

Indicators of impairment

In accordance with the Company’s accounting policies, each cash-generating unit is assessed for indicators of impairment and impairment reversal, from both external and internal sources, at the end of each reporting period. As at September 30, 2026, no indicators of impairment or reversal of impairment existed (December 31, 2025 – none).

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)